UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   ING Canada Inc
Address:                700 University Avenue, Suite 1500-A (Legal)
                        Toronto, ON, Canada, M5G 0A1
13F File Number:		028-13198

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chantal Denommee
Title:   Assistant Secretary
Phone:   (514) 985-7111, ext. 8371

Signature, Place, and Date of Signing

                                  Montreal, QC, Canada         November 14, 2008
- -------------------               --------------------         ---------------
[Signature]                       [City, State]                     [Date]

The purpose of this amendment is to provide notice that the original filing made on November 13, 2008 was made under an incorrect CIK Number. Please disregard the filing made under CIK Number 0001385426 with the Accession Number 0001385426-08-000006, and refer instead to the correct filing made under CIK Number 0001443077 with the Accession Number [0001443077-08-000003].

Report Type (Check only one.):
                               [X]  13F HOLDINGS REPORT.
                               [ ]  13F NOTICE.
                               [ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY REPORT

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 0
Form 13F Information Table Value Total: 0
                                        (thousands)

List of Other Included Managers:
No.   13F File Number    Name
None


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